Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Office equipment	Leasehold improvements	Leasehold premises	Total	Total
	HK$	HK$	HK$	HK$	US$
Cost
Balance at January 1, 2024	5,140,130	4,291,663	9,545,279	18,977,072	2,438,178
Additions	2,879,370	—	—	2,879,370	369,942
Balance at December 31, 2024	8,019,500	4,291,663	9,545,279	21,856,442	2,808,120
Remeasurement	—	—	5,405,497	5,405,497	694,499
Additions	20,998	—	—	20,998	2,698
Write-off	(1,282,524)	—	(9,395,279)	(10,677,803)	(1,371,886)
Balance at December 31, 2025	6,757,974	4,291,663	5,555,497	16,605,134	2,133,431

Accumulated depreciation
Balance at January 1, 2024	3,964,013	3,834,229	5,359,600	13,157,842	1,690,523
Depreciation	870,133	433,021	3,141,760	4,444,914	571,083
Balance at December 31, 2024	4,834,146	4,267,250	8,501,360	17,602,756	2,261,606
Depreciation	811,950	7,709	2,758,566	3,578,225	459,731
Write-off	(1,282,524)	—	(9,395,279)	(10,677,803)	(1,371,886)
Balance at December 31, 2025	4,363,572	4,274,959	1,864,647	10,503,178	1,349,451

Carrying amount
Balance at December 31, 2024	3,185,354	24,413	1,043,919	4,253,686	546,514

Balance at December 31, 2025	2,394,402	16,704	3,690,850	6,101,956	783,980